Segment Information Gross Profit by Segment and Category (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross Profit by Category [Line Items]
Gross profit	$ 351,906	$ 293,268	$ 315,377	$ 320,102	$ 350,221	$ 304,514	$ 312,584	$ 320,491	$ 1,280,653	$ 1,287,810	$ 1,345,561
North America [Member]
Gross Profit by Category [Line Items]
Gross profit									885,547	801,571	731,983
International [Member]
Gross Profit by Category [Line Items]
Gross profit									395,106	486,239	613,578
Third party and other [Member] | Local [Member] | North America [Member]
Gross Profit by Category [Line Items]
Gross profit									660,983	600,893	581,067
Third party and other [Member] | Local [Member] | International [Member]
Gross Profit by Category [Line Items]
Gross profit									250,435	310,842	404,912
Third party and other [Member] | Travel [Member] | North America [Member]
Gross Profit by Category [Line Items]
Gross profit									64,355	67,027	56,994
Third party and other [Member] | Travel [Member] | International [Member]
Gross Profit by Category [Line Items]
Gross profit									45,191	52,220	61,261
Third party and other [Member] | Goods [Member] | North America [Member]
Gross Profit by Category [Line Items]
Gross profit									7,470	5,931	5,112
Third party and other [Member] | Goods [Member] | International [Member]
Gross Profit by Category [Line Items]
Gross profit									27,976	55,141	71,398
Direct [Member] | Goods [Member] | North America [Member]
Gross Profit by Category [Line Items]
Gross profit									152,739	127,720	88,810
Direct [Member] | Goods [Member] | International [Member]
Gross Profit by Category [Line Items]
Gross profit									$ 71,504	$ 68,036	$ 76,007